General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Company Administration Expenses
General and administrative expenses are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Non-executive directors’ compensation	$48,000	$72,000	$72,000
Audit fees	265,744	503,187	249,217
Professional fees and other expenses	1,752,566	4,368,750	2,261,154
Administration fees-related party (Note 4(a))	1,200,000	2,100,000	3,099,000
Total	$3,266,310	$7,043,937	$5,681,371